Scudder


          Supplement to currently effective Prospectus of each of the listed funds


Scudder Balanced Fund
Scudder California Tax Free Fund
Scudder California Tax Free Money Fund
Scudder Cash Investment Trust
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Government Money Market Series
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder High Yield Bond Fund
Scudder High Yield Tax Free Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder International Fund
Scudder International Growth and Income Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund
Scudder Massachusetts Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Micro Cap Fund
Scudder Money Market Series
Scudder New York Tax Free Fund
Scudder New York Tax Free Money Fund
Scudder Ohio Tax Free Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series:
     Balanced Portfolio
     Conservative Portfolio
     Growth Portfolio
     International Portfolio
Scudder Pennsylvania Tax Free Fund
Scudder Short Term Bond Fund
Scudder Small Company Value Fund
Scudder Tax Free Money Fund
Scudder Tax Free Money Market Series
Scudder U.S. Treasury Money Fund
Scudder Value Fund
Scudder Zero Coupon 2000 Fund
Scudder 21st Century Growth Fund

Scudder, Stevens & Clark, Inc. ("Scudder"), the investment manager for the above-named Funds, has entered into an agreement with The Zurich Group
("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.


Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940, and, therefore, a termination of such agreements, it is anticipated that Scudder will seek approval of new agreements from the Funds' shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 1997.


July 18, 1997